UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:

Mitchell A. Danaher     Fairfield, CT  06431          March 9, 2001
-------------------     -------------  -----          -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:  $ 380680
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----


FROM 13F INFORMATION TABLE
                                    TITLE OF             VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     ----VOTING AUTHORITY----
NAME OF ISSUER                      CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE

CNET                                COM      12613R104  164795   3251200   SH          SOLE                 3251200
Digital Island                      COM      25385N101   56957    934678   SH          SOLE                  934678
Hoover's                            COM      439321100    2344    206045   SH          SOLE                  206045
I-Village                           COM      46588H105   28805   1838009   SH          SOLE                 1838009
Loudeye                             COM      545754103   13687    392465   SH          SOLE                  392465
Terra Lycos                         COM      550818108     832     10594   SH          SOLE                   10594
Mail.com                            CL A     560311102   12420    720000   SH          SOLE                  720000
Promotion.com                       COM      74341U106    1417    166667   SH          SOLE                  166667
Telocity                            COM      87971D103   82657   6679389   SH          SOLE                 6679389
Todays Man                          COM      888910205      16     22140   SH          SOLE                   22140
Travelocity                         COM      893953109     252      8591   SH          SOLE                    8591
Whittman-Hart                       COM      966834103   16498    462295   SH          SOLE                  462295

